Subsequent Events	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Subsequent Events
NOTE 20. SUBSEQUENT EVENTS
During the period from June 30 to September
24
, 2021

A.	Recent financing activities

•	On July 8, 2021, Petróleos Mexicanos entered into a U.S. $300,000 term loan due July 2024, which bears interest at a floating rate linked to LIBOR plus 320 basis points.

•
On July 16, 2021, Petróleos Mexicanos entered into a U.S. $750,000 term loan due January 2023, which bears interest at a floating rate linked to LIBOR plus a variable margin between 170 and 345 basis points determined by Petróleos Mexicanos long-term currency denominated debt ratings issued by S&P, Fitch and Moody’s.

•
On July 21, 2021, Petróleos Mexicanos renewed a promissory note entered into in January 2021 for Ps. 4,000,000 and an original term of 180 days. This renewal was carried out for Ps. 3,000,000 and a term of 120 days at a rate linked to TIIE plus 257.5 basis points.

•
On July 21, 2021, Petróleos Mexicanos renewed a promissory note entered into in January 2021 for Ps. 2,500,000 and an original term of 180 days. This renewal was carried out for Ps. 3,500,000 and a term of 161 days at a rate linked to TIIE plus 240 basis points.

•	On September 13, 2021, Petróleos Mexicanos entered into a U.S. $500,000 term loan due December 2021, which bears interest at a floating rate linked to LIBOR plus 200 basis points.

•
On September 21, 2021, Petróleos Mexicanos entered into a U.S. $300,000 promissory notes in three tranches due December 2021. These tranches bear interest at a floating rate linked to LIBOR plus 200 to 245 basis points.

As of June 30, 2021, the outstanding amount under PMI Trading revolving credit line was U.S.
$2,273,199.
From
July 1
to
September 24
, 2021, PMI Trading obtained U.S.
 $7,040,647 from its revolving credit line and repaid U.S. $6,986,054.
As of
September 24
, 2021, the outstanding amount under this revolving credit line was U.S.
$2,327,793.
As of September 24, 2021, Petróleos Mexicanos had U.S.
$5,500,000 and Ps. 37,000,000
in available credit lines in order to provide liquidity, of which U.S.
$325,000

and Ps. 12,000,000 remain currently available.

B.	Exchange rates and crude oil prices
As of September 24, 2021, the Mexican
peso-U.S.
dollar exchange rate was
Ps. 20.0328

per U.S. dollar which represents a
1.2
% depreciation of the value of the peso in U.S. dollar terms as compared to the exchange rate as of June 30, 2021, which was
Ps. 19.8027

per U.S. dollar. This increase in U.S. dollar exchange rate from June 30, 2021 to September 24, 2021, has led to an increase of
Ps. 22,634,447

in PEMEX’s foreign exchange loss as of September 24, 2021.
As of September 24, 2021, the weighted aver
a
ge price of the crude oil exported by PEMEX was U.S.
$70.59

per barrel as compared to the average price as of June 30, 2021 which was
U.S.
$69.30

per barrel, this represents a price increase of approximately

1.9%.

C.	Contributions from the Mexican Government
During the period from July 1 to September 24, 2021, the Mexican Government made the following contributions to Petróleos Mexicanos through the Ministry of Energy in order to support the construction of the Dos Bocas Refinery:

Date	Amount
July 5	Ps.	4,000,000
July 22		3,780,000
August 2		32,596,000
August 9		1,500,000
August 17		1,500,000
August 25		2,000,000
August 31		4,000,000

Tota l	Ps.	49,376,000

In July 2021, PEMEX received Ps. 3,712,354 in non-refundable funds from FONADIN for payments to contractors of the Tula Refinery rehabilitation project. This amount was recognized as other revenues in PEMEX´s statements of comprehensive income in July 2021.